Borrowings and financial liabilities - Reconciliation of value on redemption to carrying amount (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Value on redemption	€ 14,527	€ 17,555
Contingent Advances [Member]
Borrowings and financial liabilities
Value on redemption	1,083	1,284
Non Convertible Bonds [Member]
Borrowings and financial liabilities
Value on redemption	2,685	4,264
Financing Liabilities Related to Prefinancing Research Tax Credit [Member]
Borrowings and financial liabilities
Value on redemption	€ 2,035	€ 3,287